Note 6 - Transactions with Related Parties (Details)	12 Months Ended			3 Months Ended	6 Months Ended	15 Months Ended	12 Months Ended								0 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 16, 2013 Central Mare [Member] Per Day Per Vessel [Member] USD ($)	Jun. 30, 2013 Central Mare [Member] Per Day Per Vessel [Member] USD ($)	Dec. 31, 2014 Central Mare [Member] Per Day Per Vessel [Member] USD ($)	Dec. 31, 2014 Central Mare [Member] Freight Hire and Demurrage Revenue [Member]	Dec. 31, 2014 Central Mare [Member] Commissions on Sale of Vessels [Member]	Dec. 31, 2014 Central Mare [Member] Derivative Agreements and Loan Financing [Member]	Dec. 31, 2014 Central Mare [Member] Newbuilding Supervision Fee [Member] USD ($)	Dec. 31, 2014 Central Mare [Member] Newbuilding Supervision Fee [Member] EUR (€)	Dec. 31, 2014 Central Mare [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] USD ($)	Dec. 31, 2012 Central Mare [Member] USD ($)	Dec. 31, 2014 Central Shipping Monaco SAM [Member] Incentive Fee for the Provision of Services [Member]	Dec. 31, 2014 Central Shipping Monaco SAM [Member] Incentive Fee for the Provision of Services [Member] USD ($)	Dec. 31, 2014 Central Shipping Monaco SAM [Member] Supervision Fee [Member] EUR (€)	Dec. 31, 2014 Central Shipping Monaco SAM [Member] Financing Fees [Member] USD ($)	Dec. 31, 2014 Central Shipping Monaco SAM [Member] Commissions on Sale of Vessels [Member]	Dec. 31, 2014 Central Shipping Monaco SAM [Member] Derivative Agreements and Loan Financing [Member]	Dec. 31, 2014 Central Shipping Monaco SAM [Member] Freight Hire and Demurrage Revenues [Member]	Dec. 31, 2014 Central Shipping Monaco SAM [Member] USD ($)	Dec. 31, 2014 Central Shipping Monaco SAM [Member] EUR (€)	Dec. 31, 2014 Central Shipping Monaco SAM [Member] Commercial [Member] USD ($)	Dec. 31, 2014 Central Shipping Monaco SAM [Member] USD ($)
Note 6 - Transactions with Related Parties (Details) [Line Items]
	$ 703,000	$ 1,351,000	$ 2,345,000	$ 258	$ 250	$ 15,000					€ 437,000
Related Party Chartering Commission Percentage							1.25%													0.20%	1.25%
Related Party Sale Or Purchase Commission Percentage								1.00%											1.00%
Relate Party Financing Commission Percentage									0.20%
Related Party Transaction, Amounts of Transaction										531,000		873,000	3,521,000	4,998,000								1,748,000
Due from Related Parties, Current	25,000											25,000	0
Due to Related Parties, Current	608,000	807,000											807,000										608,000
Management Fees Per Vessel Per Day																								300	550
Superintendent Visits Per Day																						500
Supervision Services Fee Percentage																						7.00%
Related Party Transaction Term																						5 years
Due to Related Parties													$ 0			$ 400,000	€ 155,000	$ 49,000				$ 4,000
Stock Issued During Period, Shares, Issued for Services (in Shares)															400